Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022		Dec. 31, 2021
Current assets:
Cash	$ 1,963,929	$ 67,093
Prepaid expenses	102,302	126,224		26,800
Total current assets	2,066,231	193,317		26,800
Investments held in Trust Account	42,626,135	308,661,515
Offering costs associated with initial public offering				540,102
Total Assets	44,692,366	308,854,832		566,902
Current liabilities:
Accounts payable	548,906	676,349		215,247
Accrued expenses	3,494,605	1,680,447		236,491
Note payable – related party				134,771
Accrued expenses – related party	75,000
Promissory note – related party		250,000
Non-redemption agreement liability	34,301
Class A ordinary shares tendered for redemption		266,701,252
Total current liabilities	4,152,812	269,308,048		586,509
Deferred underwriting commissions	14,280,000	14,280,000
Total Liabilities	18,432,812	283,588,048		586,509
Commitments and Contingencies
Class A ordinary shares subject to possible redemption	42,526,135	41,860,263
Shareholders’ Deficit:
Preference shares value
Class A ordinary shares value	115	115
Class B ordinary shares value	1,000	1,000	[1]	1,001	[1]
Additional paid-in capital				23,999
Accumulated deficit	(16,267,696)	(16,594,594)		(44,607)
Total Shareholders’ Deficit	(16,266,581)	(16,593,479)		(19,607)
Total Liabilities, Class A Ordinary Shares Subject to Redemption and Shareholders’ Deficit	$ 44,692,366	$ 308,854,832		$ 566,902

[1]	This number includes up to 1,305,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter. On January 14, 2022, the underwriter partially exercised the over-allotment option to purchase additional 3,900,000 Units; thus, 5,000 Class B ordinary shares were subsequently forfeited when the over-allotment option expired on February 25, 2022. Shares and associated amounts have been retroactively restated to reflect the share capitalization of 421,667 Class B ordinary shares outstanding (Note 6).